Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Interest income
Loans	[1]	$ 31,925	$ 27,790	$ 23,663
Securities
Interest	[1]	7,843	6,685	4,595
Dividends	[1]	1,548	1,234	1,128
Deposits with banks	[1]	683	713	446
Total interest income	[1]	41,999	36,422	29,832
Interest expense (Note 30)
Deposits		13,675	10,489	6,615
Securitization liabilities		524	586	472
Subordinated notes and debentures		395	337	391
Other		3,474	2,771	1,507
Total interest expense		18,068	14,183	8,985
Net interest income		23,931	22,239	20,847
Non-interest income
Investment and securities services		4,872	4,714	4,512
Credit fees		1,289	1,210	1,130
Net securities gain (loss) (Note 7)		78	111	128
Trading income (loss)		1,047	1,052	303
Income (loss) from non-trading financial instruments at fair value through profit or loss		121	48
Income (loss) from financial instruments designated at fair value through profit or loss		8	(170)	(254)
Service charges		2,885	2,716	2,648
Card services		2,465	2,376	2,388
Insurance revenue (Note 22)		4,282	4,045	3,760
Other income (loss)		87	551	740
Total non-interest income		17,134	16,653	15,355
Total revenue		41,065	38,892	36,202
Provision for credit losses (Note 8)		3,029	2,480	2,216
Insurance claims and related expenses (Note 22)		2,787	2,444	2,246
Non-interest expenses
Salaries and employee benefits (Note 24)		11,244	10,377	10,018
Occupancy, including depreciation		1,835	1,765	1,794
Equipment, including depreciation		1,165	1,073	992
Amortization of other intangibles		800	815	704
Marketing and business development		769	803	726
Restructuring charges (recovery)		175	73	2
Brokerage-related and sub-advisory fees		336	359	360
Professional and advisory services		1,322	1,194	1,119
Other		4,374	3,736	3,704
Total non-interest expenses		22,020	20,195	19,419
Income before income taxes and equity in net income of an investment in TD Ameritrade		13,229	13,773	12,321
Provision for (recovery of) income taxes (Note 25)		2,735	3,182	2,253
Net income	[2]	11,686	11,334	10,517
Preferred dividends		252	214	193
Net income available to common shareholders and non-controlling interests in subsidiaries		11,434	11,120	10,324
Attributable to:
Common shareholders		11,416	11,048	10,203
Non-controlling interests in subsidiaries		$ 18	$ 72	$ 121
Earnings per share (Canadian dollars) (Note 26)
Basic		$ 6.26	$ 6.02	$ 5.51
Diluted		6.25	6.01	5.50
Dividends per common share (Canadian dollars)		$ 2.89	$ 2.61	$ 2.35
TD Ameritrade [member]
Non-interest expenses
Equity in net income of an investment in TD Ameritrade (Note 12)		$ 1,192	$ 743	$ 449

[1]	Includes $34,828 million, for the year ended October 31, 2019 (October 31, 2018 - $30,639 million), which has been calculated based on the effective interest rate method (EIRM). Refer to Note 30.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.